Share-based Compensation - LTIP Share-based Compensation Award (Details) - LTIP - USD ($) $ in Millions	Jun. 09, 2025	Aug. 05, 2024	Mar. 13, 2024
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount	$ 20.0	$ 19.3
Number of weeks for vesting after date of completion of share purchase	21 days	21 days
Shared-based Compensation Award, Non-Performance
Share-based Compensation
Maximum cash amount		$ 0.3	$ 0.7
Vesting percentage on each of the first, second, third and fourth anniversaries			25.00%
Vesting percentage on the first, and second anniversaries		50.00%